Commitments and contingencies (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended			12 Months Ended
	Jan. 25, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2018 USD ($)	Oct. 18, 2019 USD ($)	Nov. 30, 2021 USD ($)	Nov. 15, 2021 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																			$ 61,848	$ 10,685	$ 2,533
Other Assets, Noncurrent																			48,168	18,850
Contractual Obligation																			720,647
Deposits Assets, Noncurrent																			46,335	0
Navios Libra [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																		ten-year
Vessel type																		Panamax
Vessel capacity in DWT																		82,011
Delivery date																		Jul. 24, 2019
Increase (Decrease) in Deposits Outstanding																		$ 5,540
Repayments of Debt																						$ 2,770	$ 2,770
Other Assets, Noncurrent																			6,485
Navios Amitie and Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description															ten-year
Increase (Decrease) in Deposits Outstanding															$ 12,328
Repayments of Debt																				$ 10,034	$ 1,434
Other Assets, Noncurrent																			13,721
Number of vessels															2
Contractual Obligation																			860
Navios Amitie [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type															Panamax
Vessel capacity in DWT															82,002
Delivery date															May 28, 2021
Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type															Panamax
Vessel capacity in DWT															81,994
Delivery date															Jun. 10, 2021
Three Capesize Vessels [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description	15-year
Vessel capacity in DWT	180,000
Increase (Decrease) in Deposits Outstanding	$ 10,500
Repayments of Debt											$ 5,250
Other Assets, Noncurrent																			5,333
Number of vessels	3
Contractual Obligation																			5,250
Date of expected delivery of vessel	second half of 2022 and the first half of 2023
Capesize Vessel [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description			15-year
Vessel capacity in DWT			180,000
Increase (Decrease) in Deposits Outstanding			$ 3,500
Repayments of Debt											$ 1,750
Other Assets, Noncurrent																			1,777
Number of vessels			1
Contractual Obligation																			1,750
Date of expected delivery of vessel			first half of 2023
Panamax Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT		81,000
Increase (Decrease) in Deposits Outstanding		$ 6,316
Repayments of Debt					$ 3,158
Contractual Obligation																			3,158
Date of expected delivery of vessel		second half of 2022
Deposits Assets, Noncurrent																			3,158
Capesize Vessel II [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description							ten-year
Vessel capacity in DWT							180,000
Increase (Decrease) in Deposits Outstanding							$ 12,000
Repayments of Debt													$ 6,000
Number of vessels							1
Contractual Obligation																			6,000
Date of expected delivery of vessel							half of 2022
Deposits Assets, Noncurrent																			6,082
Panamax Vessel II [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT							81,000
Increase (Decrease) in Deposits Outstanding							$ 34,300
Repayments of Debt										$ 3,430
Contractual Obligation																			30,870
Date of expected delivery of vessel							first half of 2023
Deposits Assets, Noncurrent																			3,430
Property, Plant and Equipment, Additions							$ 34,300
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding						$ 18,480
Repayments of Debt									$ 24,640
Contractual Obligation																			43,120
Date of expected delivery of vessel						second half of 2023 and first half of 2024
Deposits Assets, Noncurrent																			24,640
Property, Plant and Equipment, Additions						$ 61,600
Vessel capacity in TEU						5,300
Repayment installments						3
Two 5,300 newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																$ 25,130
Contractual Obligation																			37,695
Date of expected delivery of vessel																first and the second half of 2024
Property, Plant and Equipment, Additions																$ 62,825
Vessel capacity in TEU																5,300
Repayment installments																4
Two 5,300 newbuilding containerships [Member] | Exercise Of Option [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding												$ 18,480
Repayments of Debt																	$ 12,320
Contractual Obligation																			43,120
Date of expected delivery of vessel												second half of 2024
Deposits Assets, Noncurrent																			12,320
Property, Plant and Equipment, Additions												$ 61,600
Vessel capacity in TEU												5,300
Repayment installments												3
Baghdad VLCC and Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description														12-year
Number of vessels														2
Deposits Assets, Noncurrent																			2,685
Baghdad VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT														313,433
Date of expected delivery of vessel														October 28, 2020
Charter hire daily rate														$ 21
Ebril VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT														313,486
Date of expected delivery of vessel														February 17, 2021
Charter hire daily rate														$ 21
Nave Electron VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description				12-year
Vessel capacity in DWT				313,239
Date of expected delivery of vessel				August 30, 2021
Deposits Assets, Noncurrent																			1,942
Charter hire daily rate				$ 21
Fourth Newbuilding Japanese VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description								12-year
Vessel capacity in DWT								310,000
Date of expected delivery of vessel								second half of 2022
Deposits Assets, Noncurrent																			$ 65
Charter hire daily rate								$ 21